OTHER ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
OTHER ACCRUED EXPENSES

8.	OTHER ACCRUED EXPENSES

Other accrued expenses consist of the following (in thousands):

	December 31,
	2021	2020
Payroll and related benefits and taxes	$7,258	$6,812
Royalties	2,870	3,401
Agent and sales commissions	2,833	2,501
Right-of-use lease liability, current portion	2,599	2,671
Tax liabilities	1,611	1,967
Product warranty liabilities	1,285	1,019
Product marketing	752	869
Manufacturing subcontractor costs	2,165	1,243
Legal and professional services	2,275	221
Other	3,319	1,834
Other accrued expenses	$26,967	$22,538